PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
Australia : 6.6%
16,330
(1)
Ampol Ltd.
$ 344,464
0.0
206,204
ANZ Group Holdings Ltd.
4,333,554
0.4
87,942
APA Group
470,640
0.0
38,922
Aristocrat Leisure Ltd.
1,571,452
0.1
13,286
ASX Ltd.
585,979
0.1
62,826
BHP Group Ltd. - Class DI
1,950,500
0.2
30,156
BlueScope Steel Ltd.
460,328
0.0
95,433
Brambles Ltd.
1,252,629
0.1
24,553
CAR Group Ltd.
635,096
0.1
4,488
Cochlear Ltd.
873,364
0.1
91,784
Coles Group Ltd.
1,144,222
0.1
114,683  Commonwealth Bank of
Australia
10,697,118
0.9
36,457
Computershare Ltd.
635,548
0.1
33,115
CSL Ltd.
6,541,303
0.5
73,703
Dexus
384,557
0.0
104,318  Endeavour Group Ltd./
Australia
360,745
0.0
116,043  Fortescue Metals Group
Ltd.
1,636,733
0.1
117,128
Goodman Group
2,987,811
0.2
131,265
GPT Group
450,083
0.0
162,421  Insurance Australia Group
Ltd.
825,429
0.1
152,522
Lottery Corp. Ltd.
537,674
0.1
24,870
Macquarie Group Ltd.
3,979,478
0.3
188,719
Medibank Pvt Ltd.
476,128
0.0
12,120
(1)
Mineral Resources Ltd.
432,119
0.0
270,391
Mirvac Group
399,951
0.0
211,955  National Australia Bank
Ltd.
5,487,563
0.5
78,748  Northern Star Resources
Ltd.
862,623
0.1
33,373
Orica Ltd.
426,304
0.0
118,052
Origin Energy Ltd.
817,754
0.1
195,952
(1)(2)
Pilbara Minerals Ltd.
440,749
0.0
3,936
Pro Medicus Ltd.
484,459
0.0
55,546
(2)
Qantas Airways Ltd.
283,533
0.0
102,952
QBE Insurance Group Ltd.
1,175,558
0.1
12,595
(1)
Ramsay Health Care Ltd.
361,523
0.0
3,621
(1)
REA Group Ltd.
501,077
0.0
15,493
(1)
Reece Ltd.
303,833
0.0
25,438
Rio Tinto Ltd.
2,249,868
0.2
222,555
Santos Ltd.
1,078,368
0.1
355,993
Scentre Group
894,927
0.1
24,451
(1)
SEEK Ltd.
418,555
0.0
13,945  Seven Group Holdings
Ltd.
411,829
0.0
31,274
Sonic Healthcare Ltd.
588,221
0.1
310,369
(1)
South32 Ltd. - Class DI
796,067
0.1
163,582
Stockland
590,014
0.1
87,186
Suncorp Group Ltd.
1,088,711
0.1
277,120
Telstra Group Ltd.
741,717
0.1
211,892
Transurban Group
1,914,456
0.2
55,603  Treasury Wine Estates
Ltd.
459,026
0.0
265,154
Vicinity Ltd.
403,996
0.0
16,078
(1)
Washington H Soul
Pattinson & Co. Ltd.
385,110
0.0
77,761
Wesfarmers Ltd.
3,776,131
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
237,275
Westpac Banking Corp.
$ 5,185,039
0.4
11,425
WiseTech Global Ltd.
1,081,903
0.1
78,666
(1)
Woodside Energy Group
Ltd. (WDS)
1,355,982
0.1
51,446  Woodside Energy Group
Ltd. (WDSL)
895,573
0.1
83,710
Woolworths Group Ltd.
1,923,587
0.2
81,350,961
6.6
Austria : 0.2%
23,075
Erste Group Bank AG
1,264,478
0.1
30,248
Mondi PLC QX
576,997
0.1
10,092
OMV AG
431,738
0.0
4,666
(1)
Verbund AG
386,056
0.0
7,453
voestalpine AG
193,661
0.0
2,852,930
0.2
Belgium : 0.8%
10,949
Ageas SA
584,230
0.1
61,577
Anheuser-Busch InBev SA
4,080,544
0.3
1,472
D'ieteren Group
311,701
0.0
2,015
(1)
Elia Group SA
230,295
0.0
5,690  Groupe Bruxelles Lambert
NV
443,390
0.1
15,728
KBC Group NV
1,251,291
0.1
28
(1)
Lotus Bakeries NV
375,736
0.0
1,056
(1)
Sofina SA
298,434
0.0
5,079
(1)
Syensqo SA
450,091
0.1
8,664
(1)
UCB SA
1,564,002
0.1
12,269  Warehouses De Pauw
CVA
327,396
0.0
9,917,110
0.8
Chile : 0.1%
27,022
Antofagasta PLC
728,375
0.1
Denmark : 3.3%
201  AP Moller - Maersk A/S -
Class A
325,762
0.0
312  AP Moller - Maersk A/S -
Class B
525,029
0.0
6,546
Carlsberg AS - Class B
779,475
0.1
8,642
Coloplast A/S - Class B
1,126,446
0.1
47,265
Danske Bank A/S
1,421,671
0.1
6,818
(2)
Demant A/S
265,433
0.0
11,732
(1)
DSV A/S
2,414,564
0.2
4,305
(2)
Genmab A/S
1,043,677
0.1
220,694  Novo Nordisk A/S - Class
B
26,176,851
2.1
24,146
Novozymes A/S - Class B
1,738,402
0.1
12,963
(1)(2)(3)
Orsted AS
858,571
0.1
5,619
Pandora A/S
926,113
0.1
641
Rockwool A/S - Class B
300,921
0.0
23,231
Tryg A/S
550,918
0.1
69,201
(1)(2)
Vestas Wind Systems A/S
1,522,678
0.1
4,379
(2)
Zealand Pharma A/S
532,800
0.1
40,509,311
3.3
Finland : 1.0%
9,747
Elisa Oyj
516,733
0.1
30,743
(1)
Fortum Oyj
505,886
0.0
18,716
(1)
Kesko Oyj - Class B
399,299
0.0
23,291
Kone Oyj - Class B
1,393,306
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
42,604
(1)
Metso Oyj
$ 455,541
0.0
28,991
(1)
Neste Oyj
563,240
0.1
365,433
Nokia Oyj
1,595,546
0.1
814
Nordea Bank Abp - EUR
9,609
0.0
215,385
Nordea Bank Abp - SEK
2,541,488
0.2
7,394
(1)
Orion Oyj - Class B
405,147
0.0
34,417
Sampo Oyj - Class A
1,605,225
0.1
39,889
(1)
Stora Enso Oyj - Class R
510,344
0.1
36,574
(1)
UPM-Kymmene Oyj
1,224,297
0.1
34,466
Wartsila Oyj Abp
771,236
0.1
12,496,897
1.0
France : 10.9%
13,355
Accor SA
580,542
0.1
2,373
Aeroports de Paris
304,759
0.0
39,616
Air Liquide SA
7,650,268
0.6
40,719
Airbus SE
5,959,494
0.5
23,719
(2)
Alstom SA
492,807
0.0
4,207
(3)
Amundi SA
314,461
0.0
3,857
Arkema SA
367,375
0.0
124,524
AXA SA
4,793,792
0.4
2,839
BioMerieux
340,253
0.0
69,740
BNP Paribas SA
4,785,686
0.4
48,862
Bollore SE
326,159
0.0
12,994
Bouygues SA
434,925
0.0
21,771
Bureau Veritas SA
722,289
0.1
10,645
Capgemini SE
2,298,266
0.2
37,166
(1)
Carrefour SA
633,735
0.1
31,083
Cie de Saint-Gobain
2,834,853
0.2
46,543  Cie Generale des
Etablissements Michelin
SCA
1,890,268
0.2
3,825
Covivio SA/France
232,775
0.0
72,573
Credit Agricole SA
1,109,853
0.1
44,238
Danone SA
3,222,279
0.3
1,353
Dassault Aviation SA
279,379
0.0
45,858
Dassault Systemes SE
1,821,519
0.2
17,103
Edenred
647,788
0.1
5,037
Eiffage SA
486,402
0.0
125,159
Engie SA
2,164,279
0.2
20,370
EssilorLuxottica SA
4,826,158
0.4
3,176
Eurazeo SE
261,267
0.0
3,152
Gecina SA
362,920
0.0
20,729
Getlink SE
369,737
0.0
2,170
Hermes International
5,343,323
0.4
2,585
Ipsen SA
318,422
0.0
5,101
Kering SA
1,468,338
0.1
14,743
Klepierre SA
483,070
0.0
6,983
(3)
La Francaise des Jeux
SAEM
287,348
0.0
17,970
Legrand SA
2,070,253
0.2
16,489
L'Oreal SA
7,395,937
0.6
18,850  LVMH Moet Hennessy
Louis Vuitton SE
14,455,639
1.2
127,597
Orange SA
1,461,359
0.1
13,888
Pernod Ricard SA
2,101,153
0.2
15,684
Publicis Groupe SA
1,716,403
0.1
13,172
Renault SA
572,625
0.1
15,507
Rexel SA
449,497
0.0
23,423
Safran SA
5,511,980
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
78,100
Sanofi
$ 8,992,396
0.7
2,001
Sartorius Stedim Biotech
418,968
0.0
37,468
Schneider Electric SE
9,876,879
0.8
1,706
SEB SA
194,733
0.0
49,522
Societe Generale SA
1,234,054
0.1
6,063
Sodexo SA
497,067
0.1
46,397
STMicroelectronics NV
1,385,619
0.1
3,728
Teleperformance
385,664
0.0
6,482
Thales SA
1,030,194
0.1
147,872
TotalEnergies SE
9,602,137
0.8
8,117
(1)
Unibail-Rodamco-Westfield
710,911
0.1
47,272
Veolia Environnement SA
1,556,352
0.1
34,279
Vinci SA
4,007,106
0.3
49,403
(1)
Vivendi SE
571,505
0.1
134,613,220
10.9
Germany : 8.4%
11,101
adidas AG
2,941,622
0.2
26,843
Allianz SE
8,829,192
0.7
61,160
BASF SE
3,241,663
0.3
67,321
Bayer AG
2,277,590
0.2
21,852  Bayerische Motoren
Werke AG
1,932,519
0.2
5,612
Bechtle AG
251,037
0.0
6,800
Beiersdorf AG
1,023,537
0.1
8,905
Brenntag SE
664,693
0.1
2,758  Carl Zeiss Meditec AG -
Class BR
218,804
0.0
69,003
Commerzbank AG
1,272,725
0.1
7,538
Continental AG
488,492
0.0
12,951
(2)(3)
Covestro AG
807,115
0.1
4,276  CTS Eventim AG & Co.
KGaA
445,242
0.0
33,836
Daimler Truck Holding AG
1,270,454
0.1
12,667
(2)(3)
Delivery Hero SE
512,628
0.0
129,853
Deutsche Bank AG
2,247,978
0.2
13,020
Deutsche Boerse AG
3,056,694
0.3
40,999
(1)
Deutsche Lufthansa AG
300,293
0.0
69,896
Deutsche Post AG, Reg
3,117,834
0.3
239,189  Deutsche Telekom AG,
Reg
7,024,814
0.6
153,848
E.ON SE
2,291,099
0.2
17,563
Evonik Industries AG
411,140
0.0
14,074  Fresenius Medical Care
AG & Co. KGaA
598,029
0.1
28,947
(2)
Fresenius SE & Co. KGaA
1,104,351
0.1
10,628
GEA Group AG
521,267
0.0
4,132
Hannover Rueck SE
1,179,520
0.1
9,357
Heidelberg Materials AG
1,019,352
0.1
7,121
Henkel AG & Co. KGaA
605,374
0.1
89,489
Infineon Technologies AG
3,141,779
0.3
4,971
Knorr-Bremse AG
442,941
0.0
5,103
LEG Immobilien SE
534,253
0.1
51,318
Mercedes-Benz Group AG
3,325,370
0.3
8,856
Merck KGaA
1,563,360
0.1
3,688
MTU Aero Engines AG
1,152,606
0.1
9,166  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
5,050,882
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
3,957
Nemetschek SE
$ 411,291
0.0
7,235
Puma SE
302,540
0.0
351
Rational AG
358,354
0.0
2,985
Rheinmetall AG
1,622,727
0.1
43,326
RWE AG
1,578,491
0.1
71,556
SAP SE
16,367,219
1.3
5,139
(3)
Scout24 SE
442,457
0.0
52,079
Siemens AG, Reg
10,536,014
0.9
43,818
(2)
Siemens Energy AG
1,617,759
0.1
19,324
(3)
Siemens Healthineers AG
1,160,615
0.1
9,099
Symrise AG
1,259,209
0.1
4,424
Talanx AG
372,921
0.0
50,748
Vonovia SE
1,852,639
0.2
15,371
(2)(3)
Zalando SE
508,042
0.0
103,256,527
8.4
Hong Kong : 2.1%
763,499
AIA Group Ltd.
6,667,528
0.6
253,417  BOC Hong Kong Holdings
Ltd.
802,890
0.1
131,699
CK Asset Holdings Ltd.
573,363
0.1
183,699  CK Hutchison Holdings
Ltd.
1,041,521
0.1
43,402  CK Infrastructure Holdings
Ltd.
295,261
0.0
112,365
CLP Holdings Ltd.
982,341
0.1
3,897
(2)
Futu Holdings Ltd., ADR
372,748
0.0
150,159  Galaxy Entertainment
Group Ltd.
741,513
0.1
51,836
(1)
Hang Seng Bank Ltd.
644,952
0.1
99,059  Henderson Land
Development Co. Ltd.
313,695
0.0
259,867  HKT Trust & HKT Ltd. -
Stapled Security
332,147
0.0
767,181  Hong Kong & China Gas
Co. Ltd.
626,620
0.1
82,488  Hong Kong Exchanges &
Clearing Ltd.
3,369,665
0.3
75,633  Hongkong Land Holdings
Ltd.
277,905
0.0
10,304  Jardine Matheson
Holdings Ltd.
402,474
0.0
700  Jardine Matheson
Holdings Ltd.
27,300
0.0
175,032
Link REIT
872,580
0.1
106,644
MTR Corp. Ltd.
398,655
0.0
94,845  Power Assets Holdings
Ltd.
604,586
0.1
187,971
Prudential PLC
1,743,856
0.1
266,626
Sino Land Co. Ltd.
291,179
0.0
93,000  SITC International
Holdings Co. Ltd.
249,458
0.0
99,471  Sun Hung Kai Properties
Ltd.
1,077,754
0.1
28,620
Swire Pacific Ltd. - Class A
244,052
0.0
94,000  Techtronic Industries Co.
Ltd.
1,403,272
0.1
571,500
(3)
WH Group Ltd.
450,113
0.0
73,000
(1)
Wharf Holdings Ltd.
207,283
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
114,361  Wharf Real Estate
Investment Co. Ltd.
$ 399,387
0.0
25,414,098
2.1
Ireland : 0.8%
13,293
AerCap Holdings NV
1,259,113
0.1
124,400
AIB Group PLC
712,603
0.0
69,705  Bank of Ireland Group
PLC
778,433
0.1
6,775
DCC PLC
462,526
0.0
62,971
Experian PLC
3,316,666
0.3
29,564
(2)
James Hardie Industries
PLC
1,174,799
0.1
10,587
Kerry Group PLC - Class A
1,097,115
0.1
10,592
Kingspan Group PLC
993,417
0.1
9,794,672
0.8
Israel : 0.8%
2,908
Azrieli Group Ltd.
202,792
0.0
87,082
Bank Hapoalim BM
872,832
0.1
103,963
Bank Leumi Le-Israel BM
1,018,103
0.1
6,085
(2)
Check Point Software
Technologies Ltd.
1,173,249
0.1
2,957
(2)
CyberArk Software Ltd.
862,291
0.1
1,829
Elbit Systems Ltd.
363,966
0.0
6,942
(2)
Global-e Online Ltd.
266,850
0.0
53,036
ICL Group Ltd.
225,741
0.0
84,767  Israel Discount Bank Ltd.
- Class A
474,909
0.0
10,620
Mizrahi Tefahot Bank Ltd.
415,058
0.0
2,558
(2)
Monday.com Ltd.
710,536
0.1
4,348
(2)
Nice Ltd.
755,946
0.1
76,774
(2)
Teva Pharmaceutical
Industries Ltd., ADR
1,383,467
0.1
3,622
(2)
Wix.com Ltd.
605,490
0.1
9,331,230
0.8
Italy : 2.5%
8,532
(1)
Amplifon SpA
245,557
0.0
69,892  Assicurazioni Generali
SpA
2,022,866
0.2
88,254
Banco BPM SpA
596,285
0.0
42,186
(1)
Davide Campari-Milano
NV
357,593
0.0
1,534
(1)
DiaSorin SpA
179,366
0.0
557,340
Enel SpA
4,451,930
0.4
157,549
Eni SpA
2,397,513
0.2
8,638
Ferrari NV
4,047,785
0.3
41,869
(1)
FinecoBank Banca Fineco
SpA
718,556
0.1
23,029
(1)(3)
Infrastrutture Wireless
Italiane SpA
283,244
0.0
1,002,267
Intesa Sanpaolo SpA
4,290,411
0.4
27,733
Leonardo SpA
620,702
0.1
34,247  Mediobanca Banca di
Credito Finanziario SpA
585,159
0.0
15,065
Moncler SpA
957,784
0.1
40,492
(1)(2)(3)
Nexi SpA
275,112
0.0
31,326
(3)
Poste Italiane SpA
439,916
0.0
18,522
Prysmian SpA
1,347,636
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
7,165  Recordati Industria
Chimica e Farmaceutica
SpA
$ 405,441
0.0
138,182
Snam SpA
703,865
0.1
682,796
(1)(2)
Telecom Italia SpA/Milano
189,838
0.0
96,415  Terna - Rete Elettrica
Nazionale
868,396
0.1
100,957
UniCredit SpA
4,432,184
0.4
30,417,139
2.5
Japan : 21.9%
52,500
Advantest Corp.
2,469,142
0.2
44,780
Aeon Co. Ltd.
1,216,239
0.1
13,421
AGC, Inc.
435,514
0.0
36,333
Aisin Corp.
403,718
0.0
31,828
Ajinomoto Co., Inc.
1,231,805
0.1
11,089
(1)
ANA Holdings, Inc.
237,451
0.0
98,874
Asahi Group Holdings Ltd.
1,295,938
0.1
87,253
Asahi Kasei Corp.
661,499
0.1
46,800
Asics Corp.
983,181
0.1
124,020
Astellas Pharma, Inc.
1,433,345
0.1
40,679  Bandai Namco Holdings,
Inc.
928,220
0.1
39,143
Bridgestone Corp.
1,511,620
0.1
15,886
(1)
Brother Industries Ltd.
311,563
0.0
63,993
Canon, Inc.
2,107,628
0.2
23,700
Capcom Co. Ltd.
552,782
0.1
52,940
Central Japan Railway Co.
1,222,388
0.1
36,366
Chiba Bank Ltd.
295,595
0.0
44,142  Chubu Electric Power Co.,
Inc.
518,764
0.0
46,018  Chugai Pharmaceutical
Co. Ltd.
2,230,543
0.2
72,009  Concordia Financial Group
Ltd.
401,952
0.0
26,548  Dai Nippon Printing Co.
Ltd.
474,021
0.0
22,100
Daifuku Co. Ltd.
427,808
0.0
61,983
Dai-ichi Life Holdings, Inc.
1,608,295
0.1
126,779
Daiichi Sankyo Co. Ltd.
4,187,809
0.3
18,098
Daikin Industries Ltd.
2,540,254
0.2
3,981  Daito Trust Construction
Co. Ltd.
484,910
0.0
38,454  Daiwa House Industry Co.
Ltd.
1,210,377
0.1
91,421
(1)
Daiwa Securities Group,
Inc.
648,419
0.1
129,568
Denso Corp.
1,947,588
0.2
13,903
Dentsu Group, Inc.
428,517
0.0
6,300
Disco Corp.
1,659,595
0.1
62,199
East Japan Railway Co.
1,234,400
0.1
17,279
Eisai Co. Ltd.
644,074
0.1
197,464
ENEOS Holdings, Inc.
1,081,148
0.1
64,765
FANUC Corp.
1,902,175
0.2
13,126
Fast Retailing Co. Ltd.
4,355,170
0.4
9,223
Fuji Electric Co. Ltd.
558,851
0.1
76,680
FUJIFILM Holdings Corp.
1,985,010
0.2
113,530
Fujitsu Ltd.
2,334,112
0.2
19,484
(1)
Hamamatsu Photonics KK
254,231
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
15,657  Hankyu Hanshin Holdings,
Inc.
$ 483,670
0.0
1,200
Hikari Tsushin, Inc.
267,264
0.0
7,410
(1)
Hitachi Construction
Machinery Co. Ltd.
181,620
0.0
317,755
Hitachi Ltd.
8,426,017
0.7
307,526
Honda Motor Co. Ltd.
3,283,253
0.3
7,400
Hoshizaki Corp.
257,711
0.0
24,037
Hoya Corp.
3,329,210
0.3
26,664
Hulic Co. Ltd.
271,426
0.0
8,200
Ibiden Co. Ltd.
253,437
0.0
66,775
Idemitsu Kosan Co. Ltd.
484,209
0.0
64,716
Inpex Corp.
876,176
0.1
41,168
Isuzu Motors Ltd.
561,333
0.1
81,416
(1)
ITOCHU Corp.
4,387,923
0.4
9,878
(1)
Japan Airlines Co. Ltd.
172,762
0.0
68,028  Japan Exchange Group,
Inc.
884,113
0.1
99,200
Japan Post Bank Co. Ltd.
931,216
0.1
131,800  Japan Post Holdings Co.
Ltd.
1,263,850
0.1
13,300  Japan Post Insurance Co.
Ltd.
244,270
0.0
88
(1)
Japan Real Estate
Investment Corp.
349,853
0.0
82,202
Japan Tobacco, Inc.
2,396,908
0.2
39,402
JFE Holdings, Inc.
529,728
0.0
27,154
Kajima Corp.
508,953
0.0
48,262  Kansai Electric Power Co.,
Inc.
799,840
0.1
31,975
(1)
Kao Corp.
1,580,416
0.1
26,900
(1)
Kawasaki Kisen Kaisha
Ltd.
419,358
0.0
105,101
KDDI Corp.
3,367,174
0.3
8,898
(1)
Keisei Electric Railway
Co. Ltd.
265,275
0.0
13,288
Keyence Corp.
6,368,436
0.5
46,470
Kikkoman Corp.
528,668
0.0
53,256
Kirin Holdings Co. Ltd.
811,614
0.1
10,300
Kobe Bussan Co. Ltd.
321,239
0.0
9,700
(1)
Kokusai Electric Corp.
218,721
0.0
63,383
Komatsu Ltd.
1,774,390
0.2
6,866
Konami Group Corp.
700,184
0.1
68,522
Kubota Corp.
978,387
0.1
87,976
Kyocera Corp.
1,028,194
0.1
16,614
Kyowa Kirin Co. Ltd.
293,183
0.0
5,500
Lasertec Corp.
916,997
0.1
30,200
M3, Inc.
302,422
0.0
16,308
Makita Corp.
550,910
0.1
97,656
Marubeni Corp.
1,613,458
0.1
23,500
(1)
MatsukiyoCocokara & Co.
387,171
0.0
38,966
(1)
Mazda Motor Corp.
297,721
0.0
6,000
(1)
McDonald's Holdings Co.
Japan Ltd.
285,885
0.0
16,076
MEIJI Holdings Co. Ltd.
402,100
0.0
24,900
MINEBEA MITSUMI, Inc.
492,185
0.0
92,848  Mitsubishi Chemical Group
Corp.
597,238
0.1
229,079
Mitsubishi Corp.
4,760,228
0.4
130,361
Mitsubishi Electric Corp.
2,114,579
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
78,427
Mitsubishi Estate Co. Ltd.
$ 1,238,699
0.1
55,276
Mitsubishi HC Capital, Inc.
392,577
0.0
219,590  Mitsubishi Heavy
Industries Ltd.
3,281,552
0.3
760,906  Mitsubishi UFJ Financial
Group, Inc.
7,813,440
0.6
176,302
Mitsui & Co. Ltd.
3,942,825
0.3
11,714
Mitsui Chemicals, Inc.
312,905
0.0
182,957
Mitsui Fudosan Co. Ltd.
1,723,977
0.1
23,600
(1)
Mitsui OSK Lines Ltd.
817,047
0.1
165,306  Mizuho Financial Group,
Inc.
3,417,013
0.3
17,400
MonotaRO Co. Ltd.
290,145
0.0
88,162  MS&AD Insurance Group
Holdings, Inc.
2,072,176
0.2
115,932  Murata Manufacturing Co.
Ltd.
2,294,147
0.2
16,820
NEC Corp.
1,624,246
0.1
23,100
Nexon Co. Ltd.
459,041
0.0
57,168
NIDEC Corp.
1,203,563
0.1
71,240
Nintendo Co. Ltd.
3,807,878
0.3
525
Nippon Building Fund, Inc.
481,071
0.0
64,985  Nippon Paint Holdings
Co. Ltd.
494,921
0.0
156
Nippon Prologis REIT, Inc.
267,218
0.0
11,825  Nippon Sanso Holdings
Corp.
434,012
0.0
59,280
(1)
Nippon Steel Corp.
1,328,591
0.1
2,047,600  Nippon Telegraph &
Telephone Corp.
2,099,169
0.2
31,609
(1)
Nippon Yusen KK
1,161,048
0.1
160,692
(1)
Nissan Motor Co. Ltd.
456,467
0.0
13,751  Nissin Foods Holdings
Co. Ltd.
384,262
0.0
5,506
Nitori Holdings Co. Ltd.
819,747
0.1
48,210
Nitto Denko Corp.
811,291
0.1
205,926
Nomura Holdings, Inc.
1,074,725
0.1
7,545  Nomura Real Estate
Holdings, Inc.
203,286
0.0
25,868  Nomura Research Institute
Ltd.
960,005
0.1
43,220
NTT Data Group Corp.
777,860
0.1
44,515
Obayashi Corp.
567,284
0.1
22,000
Obic Co. Ltd.
771,853
0.1
80,728
Olympus Corp.
1,534,583
0.1
12,023
Omron Corp.
549,688
0.1
25,590
(1)
Ono Pharmaceutical Co.
Ltd.
343,503
0.0
2,600
Oracle Corp. Japan
268,433
0.0
74,800  Oriental Land Co. Ltd./
Japan
1,934,881
0.2
79,063
ORIX Corp.
1,849,984
0.2
25,265
Osaka Gas Co. Ltd.
569,779
0.1
15,644
Otsuka Corp.
386,358
0.0
28,646
Otsuka Holdings Co. Ltd.
1,627,068
0.1
26,068  Pan Pacific International
Holdings Corp.
677,347
0.1
159,831
Panasonic Holdings Corp.
1,404,077
0.1
103,070
(2)
Rakuten Group, Inc.
665,050
0.1
101,800
Recruit Holdings Co. Ltd.
6,184,595
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
115,400
Renesas Electronics Corp.
$ 1,674,762
0.1
143,313
Resona Holdings, Inc.
1,004,208
0.1
37,632
(1)
Ricoh Co. Ltd.
408,402
0.0
23,500
(1)
Rohm Co. Ltd.
264,743
0.0
18,670
SBI Holdings, Inc.
432,071
0.0
5,600  SCREEN Holdings Co.
Ltd.
393,800
0.0
10,700
SCSK Corp.
221,856
0.0
28,812
Secom Co. Ltd.
1,065,729
0.1
19,816
Seiko Epson Corp.
366,570
0.0
25,919
Sekisui Chemical Co. Ltd.
405,263
0.0
40,885
Sekisui House Ltd.
1,135,200
0.1
151,713  Seven & i Holdings Co.
Ltd.
2,284,442
0.2
21,900
SG Holdings Co. Ltd.
234,885
0.0
16,272
Shimadzu Corp.
544,242
0.1
5,255
Shimano, Inc.
1,000,383
0.1
123,445  Shin-Etsu Chemical Co.
Ltd.
5,158,816
0.4
51,696
Shionogi & Co. Ltd.
741,020
0.1
27,362
Shiseido Co. Ltd.
744,156
0.1
29,781  Shizuoka Financial Group,
Inc.
259,758
0.0
3,936
SMC Corp.
1,760,260
0.2
1,957,000
SoftBank Corp.
2,555,041
0.2
70,492
SoftBank Group Corp.
4,181,320
0.3
64,439
Sompo Holdings, Inc.
1,452,507
0.1
427,850
Sony Group Corp.
8,312,096
0.7
41,335
Subaru Corp.
731,263
0.1
24,000
(1)
SUMCO Corp.
259,583
0.0
71,255
Sumitomo Corp.
1,600,106
0.1
48,933  Sumitomo Electric
Industries Ltd.
794,559
0.1
16,980  Sumitomo Metal Mining
Co. Ltd.
509,576
0.0
257,253  Sumitomo Mitsui Financial
Group, Inc.
5,496,628
0.5
44,470  Sumitomo Mitsui Trust
Holdings, Inc.
1,064,387
0.1
19,596  Sumitomo Realty &
Development Co. Ltd.
663,335
0.1
9,534  Suntory Beverage & Food
Ltd.
358,993
0.0
107,676
Suzuki Motor Corp.
1,212,420
0.1
34,514
Sysmex Corp.
683,161
0.1
33,511
T&D Holdings, Inc.
590,826
0.1
11,361
Taisei Corp.
498,891
0.0
109,022
(1)
Takeda Pharmaceutical
Co. Ltd.
3,141,315
0.3
133,180
TDK Corp.
1,701,286
0.1
91,956
Terumo Corp.
1,742,059
0.1
14,600
TIS, Inc.
372,690
0.0
7,700
Toho Co. Ltd./Tokyo
312,308
0.0
128,764
Tokio Marine Holdings, Inc.
4,748,101
0.4
104,566
(2)
Tokyo Electric Power Co.
Holdings, Inc.
463,757
0.0
30,695
Tokyo Electron Ltd.
5,474,015
0.5
24,672
Tokyo Gas Co. Ltd.
574,688
0.1
34,294
Tokyu Corp.
444,105
0.0
16,416
TOPPAN Holdings, Inc.
488,578
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
95,003
Toray Industries, Inc.
$ 561,070
0.1
9,734
TOTO Ltd.
362,080
0.0
10,005
Toyota Industries Corp.
775,813
0.1
703,490
Toyota Motor Corp.
12,644,538
1.0
43,662
Toyota Tsusho Corp.
798,303
0.1
8,653
Trend Micro, Inc./Japan
513,775
0.0
27,678
Unicharm Corp.
997,122
0.1
30,142
West Japan Railway Co.
572,438
0.1
17,570
(1)
Yakult Honsha Co. Ltd.
406,900
0.0
57,612
Yamaha Motor Co. Ltd.
518,860
0.0
16,442
Yaskawa Electric Corp.
575,576
0.1
15,673
Yokogawa Electric Corp.
401,618
0.0
183,144
Z Holdings Corp.
533,828
0.1
6,600
Zensho Holdings Co. Ltd.
365,679
0.0
9,300
(1)
ZOZO, Inc.
337,865
0.0
269,609,538
21.9
Jordan : 0.0%
11,404  Hikma Pharmaceuticals
PLC
291,825
0.0
Luxembourg : 0.2%
32,141
ArcelorMittal SA
841,602
0.1
9,257
Eurofins Scientific SE
586,906
0.1
32,359
Tenaris SA
513,599
0.0
1,942,107
0.2
Macao : 0.0%
166,402
(2)
Sands China Ltd.
419,049
0.0
Netherlands : 4.8%
31,397
(3)
ABN AMRO Bank NV
567,403
0.0
1,490
(2)(3)
Adyen NV
2,332,778
0.2
92,524
(1)
Aegon Ltd.
594,294
0.0
11,692
(1)
Akzo Nobel NV
825,938
0.1
4,073
(1)(2)
Argenx SE
2,202,235
0.2
3,218
ASM International, N.V.
2,123,111
0.2
27,382
(1)
ASML Holding NV
22,778,046
1.9
10,861
(1)
ASR Nederland NV
532,433
0.0
5,283
(1)
BE Semiconductor
Industries NV
673,799
0.1
5,505
(3)
Euronext NV
597,553
0.1
6,814
EXOR NV
730,489
0.1
8,882
Heineken Holding NV
671,043
0.1
19,735
Heineken NV
1,751,883
0.1
3,905
(1)
IMCD NV
678,358
0.1
226,365
ING Groep NV
4,106,952
0.3
8,478
(1)
JDE Peet's NV
177,043
0.0
64,197  Koninklijke Ahold Delhaize
NV
2,217,435
0.2
270,498
Koninklijke KPN NV
1,104,793
0.1
54,748
(2)
Koninklijke Philips, N.V.
1,794,951
0.1
18,553
NN Group NV
925,724
0.1
7,242
(1)
OCI NV
206,466
0.0
97,140
Prosus NV
4,245,246
0.3
7,436
(1)
Randstad NV
369,467
0.0
2,429
Stellantis NV (STLAM)
33,637
0.0
142,584
Stellantis NV (STLAP)
2,003,305
0.2
56,408
(1)
Universal Music Group NV
1,475,705
0.1
17,030
Wolters Kluwer NV
2,872,485
0.2
58,592,572
4.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0.3%
101,934  Auckland International
Airport Ltd.
$ 483,747
0.1
40,136  Fisher & Paykel
Healthcare Corp. Ltd.
889,660
0.1
47,764
Mercury NZ Ltd.
196,196
0.0
88,692
Meridian Energy Ltd.
334,388
0.0
124,316
Spark New Zealand Ltd.
239,303
0.0
9,938
(2)
Xero Ltd.
1,027,247
0.1
3,170,541
0.3
Norway : 0.5%
21,655
Aker BP ASA
463,482
0.0
61,366
DNB Bank ASA
1,258,436
0.1
57,413
Equinor ASA
1,452,473
0.1
13,705
Gjensidige Forsikring ASA
256,361
0.0
6,028
Kongsberg Gruppen ASA
588,812
0.1
31,892
Mowi ASA
572,887
0.1
96,368
Norsk Hydro ASA
622,538
0.1
48,036
Orkla ASA
453,049
0.0
4,593
Salmar ASA
240,902
0.0
42,195
Telenor ASA
539,785
0.0
11,346
Yara International ASA
358,458
0.0
6,807,183
0.5
Poland : 0.0%
13,763
(2)
InPost SA
259,848
0.0
Portugal : 0.2%
215,033  EDP - Energias de
Portugal SA
980,723
0.1
31,847
Galp Energia SGPS SA
596,092
0.1
19,405  Jeronimo Martins SGPS
SA
381,037
0.0
1,957,852
0.2
Singapore : 1.4%
256,137  CapitaLand Ascendas
REIT
567,186
0.1
397,943  CapitaLand Integrated
Commercial Trust
654,092
0.1
160,496  CapitaLand Investment
Ltd./Singapore
388,043
0.0
136,502
DBS Group Holdings Ltd.
4,042,413
0.3
414,412
Genting Singapore Ltd.
280,905
0.0
144,725
(2)
Grab Holdings Ltd. - Class
A
549,955
0.1
99,804
Keppel Corp. Ltd.
512,660
0.0
232,022  Oversea-Chinese Banking
Corp. Ltd.
2,716,044
0.2
25,366
(2)
Sea Ltd., ADR
2,391,506
0.2
61,200
Sembcorp Industries Ltd.
263,083
0.0
102,000
(1)
Singapore Airlines Ltd.
538,448
0.1
58,751
Singapore Exchange Ltd.
520,578
0.0
107,006  Singapore Technologies
Engineering Ltd.
386,478
0.0
509,250  Singapore
Telecommunications Ltd.
1,280,465
0.1
86,656
United Overseas Bank Ltd.
2,163,104
0.2
131,676
Wilmar International Ltd.
341,517
0.0
17,596,477
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea : 0.0%
52,460
(1)(2)
DoubleUGames Co. Ltd. -
Class B
$ 144,422
0.0
Spain : 2.8%
1,692
(1)
Acciona SA
240,056
0.0
12,581
(1)
ACS Actividades de
Construccion y Servicios
SA
580,704
0.1
5,139
(3)
Aena SME SA
1,128,915
0.1
30,871
Amadeus IT Group SA
2,235,760
0.2
394,931
(1)
Banco Bilbao Vizcaya
Argentaria SA
4,266,160
0.4
372,793
Banco de Sabadell SA
791,714
0.1
1,061,749
Banco Santander SA
5,440,270
0.4
249,024
CaixaBank SA
1,486,164
0.1
36,309
(3)
Cellnex Telecom SA
1,472,071
0.1
21,376
(1)
EDP Renovaveis SA
372,987
0.0
21,765
Endesa SA
475,497
0.0
35,756
(1)
Ferrovial SE
1,536,690
0.1
20,440
(1)(2)
Grifols SA
232,297
0.0
418,515
Iberdrola SA
6,469,895
0.5
74,749  Industria de Diseno Textil
SA
4,427,128
0.4
27,808
Red Electrica Corp. SA
540,619
0.1
83,422
Repsol SA
1,100,278
0.1
271,985
(1)
Telefonica SA
1,330,577
0.1
34,127,782
2.8
Sweden : 3.3%
17,810
AddTech AB - Class B
533,927
0.1
19,826
Alfa Laval AB
953,154
0.1
68,683
Assa Abloy AB - Class B
2,313,924
0.2
184,063
Atlas Copco AB - Class A
3,567,217
0.3
106,959
Atlas Copco AB - Class B
1,835,187
0.2
24,727
(1)
Beijer Ref AB
407,097
0.0
18,742
Boliden AB
636,083
0.1
45,159
(1)
Epiroc AB - Class A
978,120
0.1
26,723
Epiroc AB - Class B
506,743
0.1
25,595
(1)
EQT AB
878,624
0.1
41,753
Essity AB - Class B
1,302,848
0.1
12,339
(3)
Evolution AB
1,213,579
0.1
45,417
(1)(2)
Fastighets AB Balder
399,410
0.0
15,674
Getinge AB - Class B
337,331
0.0
38,817
(1)
H & M Hennes & Mauritz
AB - Class B
661,116
0.1
142,271
Hexagon AB - Class B
1,532,411
0.1
5,223
(1)
Holmen AB - Class B
226,132
0.0
24,026
(1)
Husqvarna AB - Class B
168,295
0.0
8,328  Industrivarden AB - Class
A
307,998
0.0
10,963
(1)
Industrivarden AB - Class
C
403,696
0.0
18,724
Indutrade AB
582,690
0.1
10,146
(1)
Investment AB Latour -
Class B
316,993
0.0
118,606
Investor AB - Class B
3,654,988
0.3
5,208
(1)
L E Lundbergforetagen AB
- Class B
298,255
0.0
15,974
Lifco AB - Class B
526,083
0.1
103,850
(1)
Nibe Industrier AB - Class
B
569,168
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
21,949
(1)
Saab AB - Class B
$ 467,745
0.0
15,059
Sagax AB - Class B
428,864
0.0
73,064
(1)
Sandvik AB
1,634,963
0.1
33,701
(1)
Securitas AB - Class B
427,829
0.0
108,741  Skandinaviska Enskilda
Banken AB - Class A
1,664,632
0.1
23,316
(1)
Skanska AB - Class B
486,028
0.0
23,357
SKF AB - Class B
465,245
0.0
41,527
(1)
Svenska Cellulosa AB
SCA - Class B
605,433
0.1
99,950  Svenska Handelsbanken
AB - Class A
1,026,681
0.1
58,178
Swedbank AB - Class A
1,234,867
0.1
13,355
(1)(2)
Swedish Orphan Biovitrum
AB
430,007
0.0
36,750
Tele2 AB - Class B
415,778
0.0
190,100
(1)
Telefonaktiebolaget LM
Ericsson - Class B
1,436,482
0.1
161,669
(1)
Telia Co. AB
522,773
0.1
14,599
Trelleborg AB - Class B
561,929
0.1
13,722
Volvo AB - Class A
366,413
0.0
108,850
Volvo AB - Class B
2,879,322
0.2
40,166,060
3.3
Switzerland : 10.2%
108,374
ABB Ltd., Reg
6,287,386
0.5
11,541
Adecco Group AG
393,598
0.0
34,242
Alcon, Inc.
3,426,948
0.3
2,313
(1)
Bachem Holding AG
194,989
0.0
2,982
(1)
Baloise Holding AG, Reg
609,800
0.1
2,064
(1)
Banque Cantonale
Vaudoise
213,178
0.0
244
(1)
Barry Callebaut AG
451,751
0.0
1,447
BKW AG
262,397
0.0
7  Chocoladefabriken Lindt &
Spruengli AG
891,594
0.1
67
(1)
Chocoladefabriken Lindt &
Spruengli AG - Class PC
864,295
0.1
36,838  Cie Financiere Richemont
SA
5,850,033
0.5
14,785
(1)
Clariant AG
224,083
0.0
14,962  Coca-Cola HBC AG -
Class DI
533,430
0.0
12,744
DSM-Firmenich AG
1,758,768
0.1
6,370
Dufry AG, Reg
269,614
0.0
481
EMS-Chemie Holding AG
404,151
0.0
4,076
(2)
Galderma Group AG
378,536
0.0
2,291
Geberit AG, Reg
1,495,579
0.1
633
Givaudan SA, Reg
3,472,984
0.3
710,649
Glencore PLC
4,069,646
0.3
2,544
(1)
Helvetia Holding AG
439,935
0.0
35,716
Holcim AG
3,497,770
0.3
14,116
Julius Baer Group Ltd.
851,250
0.1
3,310
(1)
Kuehne + Nagel
International AG
904,354
0.1
10,676
Logitech International SA
956,151
0.1
4,949
Lonza Group AG
3,140,555
0.3
179,536
Nestle SA
18,042,010
1.5
135,059
Novartis AG, Reg
15,551,015
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
1,555  Partners Group Holding
AG
$ 2,344,437
0.2
48,143
Roche Holding AG
15,406,590
1.3
2,193  Roche Holding AG - Class
BR
750,791
0.1
28,058
Sandoz Group AG
1,169,259
0.1
2,790
Schindler Holding AG
818,877
0.1
1,609  Schindler Holding AG
(SCHN)
457,613
0.0
10,544
SGS SA
1,177,357
0.1
20,956
(1)
SIG Group AG
467,212
0.0
10,447
Sika AG, Reg
3,462,820
0.3
3,473
Sonova Holding AG, Reg
1,250,959
0.1
7,649
Straumann Holding AG
1,251,187
0.1
3,605
Swatch Group AG
154,497
0.0
1,983  Swatch Group AG - Class
BR
425,208
0.0
1,969
Swiss Life Holding AG
1,647,578
0.1
5,298
(1)
Swiss Prime Site AG
593,767
0.1
20,669
Swiss Re AG
2,860,166
0.2
1,775
(1)
Swisscom AG, Reg
1,159,979
0.1
4,121
Temenos AG
288,528
0.0
225,379
UBS Group AG
6,974,139
0.6
1,850
(3)
VAT Group AG
946,088
0.1
10,029  Zurich Insurance Group
AG
6,059,121
0.5
125,101,973
10.2
United Arab Emirates : —%
19,351
(2)(4)
NMC Health PLC
—
—
United Kingdom : 14.2%
66,701
3i Group PLC
2,954,759
0.2
17,841
Admiral Group PLC
665,024
0.1
87,075
Anglo American PLC
2,830,439
0.2
29,966
Ashtead Group PLC
2,321,793
0.2
23,001  Associated British Foods
PLC
718,844
0.1
106,233
AstraZeneca PLC
16,549,686
1.3
61,306
(3)
Auto Trader Group PLC
712,695
0.1
183,446
Aviva PLC
1,188,138
0.1
207,643
BAE Systems PLC
3,447,310
0.3
1,011,616
Barclays PLC
3,039,488
0.3
94,452
Barratt Developments PLC
605,968
0.1
6,989  Berkeley Group Holdings
PLC
442,065
0.0
284,702
BHP Group Ltd. - Class DI
8,804,039
0.7
1,132,697
BP PLC
5,907,633
0.5
136,857  British American Tobacco
PLC
4,989,552
0.4
443,348
(1)
BT Group PLC
878,748
0.1
23,181
Bunzl PLC
1,097,831
0.1
359,345
Centrica PLC
562,067
0.1
10,955  Coca-Cola Europacific
Partners PLC
861,802
0.1
3,194  Coca-Cola European
Partners PLC - USD
251,528
0.0
116,540
Compass Group PLC
3,736,241
0.3
9,090
Croda International PLC
513,606
0.0
152,342
Diageo PLC
5,321,300
0.4
12,581
Endeavour Mining PLC
297,733
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
43,785
Entain PLC
$ 447,358
0.0
284,040
GSK PLC
5,783,352
0.5
500,635
Haleon PLC
2,619,577
0.2
26,015
Halma PLC
909,628
0.1
24,377  Hargreaves Lansdown
PLC
363,297
0.0
1,268,960
HSBC Holdings PLC
11,383,888
0.9
55,644
Imperial Brands PLC
1,618,635
0.1
91,357
Informa PLC
1,004,702
0.1
11,053  InterContinental Hotels
Group PLC
1,203,676
0.1
11,060
Intertek Group PLC
764,661
0.1
113,344
J Sainsbury PLC
448,542
0.0
177,588
JD Sports Fashion PLC
366,177
0.0
126,032
Kingfisher PLC
543,923
0.0
48,492  Land Securities Group
PLC
422,712
0.0
408,199  Legal & General Group
PLC
1,237,166
0.1
4,275,998  Lloyds Banking Group
PLC
3,362,190
0.3
32,765  London Stock Exchange
Group PLC
4,485,897
0.4
154,960
M&G PLC
429,837
0.0
90,163
Melrose Industries PLC
551,038
0.0
329,726
National Grid PLC
4,557,812
0.4
455,475
NatWest Group PLC
2,108,559
0.2
8,211
Next PLC
1,075,614
0.1
41,231
Pearson PLC
560,511
0.1
21,917
Persimmon PLC
482,304
0.0
48,043  Phoenix Group Holdings
PLC
359,856
0.0
47,831  Reckitt Benckiser Group
PLC
2,926,505
0.2
127,946
RELX PLC - GBP
6,041,149
0.5
172,995
Rentokil Initial PLC
845,924
0.1
77,250
Rio Tinto PLC
5,483,802
0.5
582,800
(2)
Rolls-Royce Holdings PLC
4,124,769
0.3
68,753
Sage Group PLC
944,409
0.1
55,234
Schroders PLC
258,813
0.0
88,038
Segro PLC
1,031,851
0.1
18,495
Severn Trent PLC
654,789
0.1
431,806
Shell PLC
14,008,559
1.1
59,915
Smith & Nephew PLC
929,937
0.1
23,660
Smiths Group PLC
531,713
0.0
5,044  Spirax-Sarco Engineering
PLC
508,461
0.0
74,930
SSE PLC
1,888,569
0.2
148,633
Standard Chartered PLC
1,576,401
0.1
242,572
Taylor Wimpey PLC
533,582
0.0
474,602
Tesco PLC
2,278,715
0.2
127,632
Unilever PLC
8,274,816
0.7
43,328
Unilever PLC - NL
2,812,365
0.2
46,727
United Utilities Group PLC
655,129
0.1
1,548,675
Vodafone Group PLC
1,552,081
0.1
12,344
Whitbread PLC
518,184
0.0
45,645
(2)
Wise PLC - Class A
410,424
0.0
73,908
WPP PLC
757,073
0.1
175,337,221
14.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States : 0.0%
15,322
(1)
QIAGEN NV
$ 692,616
0.0
Total Common Stock
(Cost $589,616,660)
1,196,899,536
97.3
PREFERRED STOCK : 0.3%
Germany : 0.3%
4,038  Bayerische Motoren
Werke AG
335,103
0.0
7,803
(3)
Dr Ing hc F Porsche AG
623,570
0.1
11,598
Henkel AG & Co. KGaA
1,090,212
0.1
10,493  Porsche Automobil
Holding SE
480,759
0.0
1,796
Sartorius AG
505,000
0.0
14,130
Volkswagen AG
1,500,786
0.1
4,535,430
0.3
Total Preferred Stock
(Cost $3,903,629)
4,535,430
0.3
Total Long-Term
Investments
(Cost $593,520,289)
1,201,434,966
97.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.1%
Repurchase Agreements : 4.0%
2,086,184
(5)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%, due
10/01/2024 (Repurchase
Amount $2,086,490,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$2,127,908, due
06/01/28-07/15/59)
2,086,184
0.2
13,602,399
(5)
Bethesda Securities,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$13,604,262,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$13,874,447, due
10/01/27-01/01/57)
13,602,399
1.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
13,602,399
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $13,604,262,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$13,874,447, due
05/01/26-08/20/74)
$ 13,602,399
1.1
4,876,437
(5)
CF Secured LLC,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$4,877,105, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$4,973,966, due
05/15/27-07/20/73)
4,876,437
0.4
1,470,049
(5)
Clear Street LLC,
Repurchase Agreement
dated 09/30/2024,
5.020%, due 10/01/2024
(Repurchase Amount
$1,470,251, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,499,310, due
07/31/25-08/01/54)
1,470,049
0.1
13,396,664
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $13,398,499,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$13,664,597, due
07/15/28-09/01/54)
13,396,664
1.1
Total Repurchase
Agreements
(Cost $49,034,132)
49,034,132
4.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits : 0.7%
1,410,000
(5)
Canadian Imperial Bank
of Commerce,
4.810
%,
10/01/2024 $ 1,410,000
0.1
1,410,000
(5)
Landesbank Hessen
Thueringen Girozentrale,
4.820
%,
10/01/2024 1,410,000
0.1
1,410,000
(5)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 1,410,000
0.1
1,410,000
(5)
Royal Bank of Canada,
4.830
%,
10/01/2024 1,410,000
0.1
1,420,000
(5)
Skandinaviska Enskilda
Banken AB,
4.810
%,
10/01/2024 1,420,000
0.2
1,400,000
(5)
Svenska Handelsbanken
AB,
4.810
%,
10/01/2024 1,400,000
0.1
Total Time Deposits
(Cost $8,460,000)
8,460,000
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
17,272,000
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $17,272,000) $ 17,272,000 1.4
Total Short-Term
Investments
(Cost $74,766,132)
74,766,132
6.1
Total Investments in
Securities
(Cost $668,286,421) $ 1,276,201,098 103.7
Liabilities in Excess of
Other Assets (46,047,498) (3.7)
Net Assets $ 1,230,153,600 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 20.1%
Industrials 16.9
Health Care 13.0
Consumer Discretionary 10.7
Information Technology 8.6
Consumer Staples 8.5
Materials 6.7
Communication Services 4.2
Energy 3.5
Utilities 3.3
Real Estate 2.1
Short-Term Investments 6.1
Liabilities in Excess of Other Assets (3.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 81,350,961 $ — $ 81,350,961
Austria — 2,852,930 — 2,852,930
Belgium 450,091 9,467,019 — 9,917,110
Chile — 728,375 — 728,375
Denmark — 40,509,311 — 40,509,311
Finland — 12,496,897 — 12,496,897
France 497,067 134,116,153 — 134,613,220
Germany — 103,256,527 — 103,256,527
Hong Kong 802,522 24,611,576 — 25,414,098
Ireland 1,259,113 8,535,559 — 9,794,672
Israel 5,001,883 4,329,347 — 9,331,230
Italy — 30,417,139 — 30,417,139
Japan — 269,609,538 — 269,609,538
Jordan — 291,825 — 291,825
Luxembourg — 1,942,107 — 1,942,107
Macao — 419,049 — 419,049
Netherlands 8,465,986 50,126,586 — 58,592,572
New Zealand 723,050 2,447,491 — 3,170,541
Norway 1,037,048 5,770,135 — 6,807,183
Poland — 259,848 — 259,848
Portugal 381,037 1,576,815 — 1,957,852
Singapore 2,941,461 14,655,016 — 17,596,477
South Korea — 144,422 — 144,422
Spain — 34,127,782 — 34,127,782
Sweden 2,671,406 37,494,654 — 40,166,060
Switzerland 378,536 124,723,437 — 125,101,973
United Arab Emirates — — — —
United Kingdom 9,055,567 166,281,654 — 175,337,221
United States — 692,616 — 692,616
Total Common Stock 33,664,767 1,163,234,769 — 1,196,899,536
Preferred Stock — 4,535,430 — 4,535,430
Short-Term Investments 17,272,000 57,494,132 — 74,766,132
Total Investments, at fair value $ 50,936,767 $ 1,225,264,331 $ — $ 1,276,201,098
Other Financial Instruments+
Futures 558,971 — — 558,971
Total Assets $ 51,495,738 $ 1,225,264,331 $ — $ 1,276,760,069
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya International Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 286 12/20/24 $ 35,575,540 $ 558,971
$ 35,575,540 $ 558,971

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya International Index Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 617,951,230
Gross Unrealized Depreciation (10,036,553)
Net Unrealized Appreciation $ 607,914,677